Income Taxes (Effective Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income before provision for income taxes	$ 819	$ 244
Statutory income tax rate	31.00%	31.00%
Income taxes, at statutory income tax rates	$ 254	$ 76
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(54)	(47)
Financing deductions	(17)	(17)
Manufacturing And Investment Allowances	(8)	(7)
Foreign tax rate variance	36	(5)
Tax effect of equity earnings	(12)	(10)
Other	4	1
Income Tax Expense (Benefit), Total	$ 520	$ (22)
Effective Income Tax Rate Reconciliation, Percent	63.00%	(9.00%)
Change in US Tax Reform [Abstract]
Income Tax Reconciliation Revaluation Of US Non Regulated Deferred Income Taxes	$ 317
Statutory income tax rate	31.00%	31.00%
Deferred tax assets	$ 1,895	$ 2,477
2018 tax rate [Member]
Statutory income tax rate	21.00%
Change in US Tax Reform [Abstract]
Income Tax Reconciliation Revaluation Of US Non Regulated Deferred Income Taxes	$ 1,100
Statutory income tax rate	21.00%
TECO Energy Inc [Member]
Non-taxable portion of mark-to-market gains related to pending TECO Energy acquisition	$ 0	(21)
Algonquin Power and Utilities Corporation [Member]
Non-taxable portion of gains on transactions	$ 0	$ 34